Balance Sheets (Parenthetical) (Annual Report [Member])	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
Common Stock Authorized	75,000,000	75,000,000
Common Stock Issued	44,886,000	44,886,000
Common Stock Outstanding	44,886,000	44,886,000
Preferred Stock Authorized	10,000,000	10,000,000
Preferred Stock Issued	7,000,000	7,000,000
Preferred Stock Outstanding	7,000,000	7,000,000